Non-controlling interests	12 Months Ended
Dec. 31, 2018
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Non-controlling interests

33. Non-controlling interests

As of 31 December 2018 and 2017, material non-controlling interests relate to Ambev, a Brazilian listed subsidiary in which AB InBev has 62% ownership. The tables below provide summarized information of Ambev’s audited consolidated financial statements as of as of 31 December 2018 and 2017, in accordance with IFRS.

Summarized financial information of Ambev, in which the company has material non-controlling interests, is as follows:

Million US dollar	31 December 2018	31 December 2017
Summarized balance sheet information
Current assets	6 537	7 472
Non-current assets	17 755	18 783
Current liabilities	6 408	8 672
Non-current liabilities	3 032	3 078
Equity attributable to equity holders	14 540	13 908
Non-controlling interests	312	597

Million US dollar	2018	2017	2016
Summarized income statement and comprehensive income information
Revenue	13 819	14 961	13 123
Net income	3 130	2 452	3 765
Attributable to:
Equity holders	3 033	2 290	3 611
Non-controlling interests	97	162	155
Net income	3 130	2 452	3 765
Other comprehensive income	629	809	(1 534)
Total comprehensive income	3 759	3 261	2 231
Attributable to:
Equity holders	3 629	3 090	2 190
Non-controlling interests	130	171	41

Summarized cash flow information
Cash flow from operating activities	4 928	5 583	3 552
Cash flow from investing activities	(1 011)	(960)	(1 697)
Cash flow from financing activities	(3 638)	(4 018)	(3 351)
Net increase/(decrease) in cash and cash equivalents	279	605	(1 496)

Dividends paid by Ambev to non-controlling interests (i.e. to entities outside the AB InBev Group) amounted to 0.8 billion US dollar, 1.1 billion US dollar and 1.2 billion US dollar for 2018, 2017 and 2016, respectively.

Other non-controlling interests not deemed individually material by the company mainly related to the company’s operations in Africa in association with the Castel Group (e.g., Botswana, Ghana, Mozambique, Nigeria, Tanzania, Uganda, and Zambia), as well as non-controlling interests recognized in respect of the company’s subsidiaries in Colombia, Ecuador, and Peru.